Other Long-Term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Long-Term Liabilities [Abstract]
Unrecognized tax benefits (See Note 12)	$ 3,688	$ 3,221
Product liability (see Note 18)	17,273	0
Other	10,784	2,271
Other liabilities	$ 31,745	$ 5,492